THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 74.4%
	Face Amount	Value
Argentina — 0.5%
Agua y Saneamientos Argentinos
6.63%, 02/01/23	$564,000	$270,720
Transportadora de Gas del Sur
6.75%, 05/02/25	345,000	277,729
YPF
8.50%, 07/28/25	686,000	499,065
8.75%, 04/04/24	931,000	747,034

		1,794,548

Azerbaijan — 0.2%
State Oil of the Azerbaijan Republic MTN
4.75%, 03/13/23	750,000	776,025

Bahrain — 0.6%
Mumtalakat Sukuk Holding
5.63%, 02/27/24	1,000,000	1,045,000
Oil and Gas Holding BSCC
7.63%, 11/07/24	930,000	992,131

		2,037,131

Belarus — 0.1%
Development Bank of the Republic of Belarus JSC
6.75%, 05/02/24	213,000	200,476

Brazil — 5.1%
Banco Bradesco MTN
3.20%, 01/27/25 (a)	200,000	203,100
Banco Daycoval MTN
4.25%, 12/13/24	692,000	694,720
Banco do Brasil
4.63%, 01/15/25	881,000	928,142
5.88%, 01/19/23	1,100,000	1,169,850
Banco do Brasil MTN
4.88%, 04/19/23	365,000	383,801
Banco do Estado do Rio Grande do Sul
7.38%, 02/02/22	213,000	222,053
BRF
4.88%, 01/24/30	704,000	722,473
BRF GmbH
4.35%, 09/29/26	363,000	375,977
Cemig Geracao e Transmissao
9.25%, 12/05/24	750,000	828,713
Centrais Eletricas Brasileiras
3.63%, 02/04/25 (a)	2,033,000	2,027,918

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Brazil (continued)
CSN Resources
7.63%, 02/13/23	$200,000	$206,000
7.63%, 04/17/26	363,000	367,084
Embraer Netherlands Finance BV
6.95%, 01/17/28 (a)	1,100,000	1,112,089
Embraer Overseas
5.70%, 09/16/23	1,139,000	1,153,237
Fibria Overseas Finance
5.50%, 01/17/27	260,000	293,475
Gol Finance
7.00%, 01/31/25	1,431,000	1,001,700
GTL Trade Finance
5.89%, 04/29/24	210,000	229,687
Hidrovias International Finance SARL
5.95%, 01/24/25	362,000	369,421
Itau Unibanco Holding
3.25%, 01/24/25	1,768,000	1,799,294
Itau Unibanco Holding MTN
5.65%, 03/19/22	365,000	380,969
6.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.863% (b)(c)	110,000	106,975
JSL Europe
7.75%, 07/26/24	213,000	219,922
MARB BondCo
6.88%, 01/19/25	856,000	885,960
7.00%, 03/15/24	290,000	299,860
Natura Cosmeticos
5.38%, 02/01/23	1,100,000	1,124,750
Rumo Luxembourg Sarl
5.88%, 01/18/25	500,000	523,125
7.38%, 02/09/24	354,000	371,169
Unigel Luxembourg
8.75%, 10/01/26 (a)	365,000	352,411

		18,353,875

Cayman Islands — 0.3%
Azure Orbit IV International Finance MTN
3.75%, 01/25/23	1,200,000	1,253,153

Chile — 1.0%
Celulosa Arauco y Constitucion
4.50%, 08/01/24	826,000	903,685
Empresa Electrica Guacolda
4.56%, 04/30/25	310,000	253,472

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Chile (continued)
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	$110,000	$121,060
4.88%, 10/30/24	110,000	117,579
Falabella
3.75%, 04/30/23	716,000	746,363
Inversiones CMPC
4.38%, 05/15/23	110,000	116,875
4.38%, 04/04/27	290,000	322,990
Nacional del Cobre de Chile
3.00%, 07/17/22	700,000	720,951
VTR Finance
6.38%, 07/15/28 (a)	200,000	210,750

		3,513,725

China — 21.0%
Agile Group Holdings
6.70%, 03/07/22	1,051,000	1,077,250
8.38%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254% (b)(c)	1,240,000	1,278,750
Baidu
3.08%, 04/07/25	200,000	212,544
3.88%, 09/29/23	1,800,000	1,930,679
Bank of China
5.00%, 11/13/24	4,187,000	4,652,153
Bank of China MTN
1.10%, VAR ICE LIBOR USD 3 Month+0.850%, 03/08/23 (b)	313,000	313,103
Bi Hai
6.25%, 03/05/22	1,307,000	1,300,450
Bocom Leasing Management Hong Kong MTN
1.19%, VAR ICE LIBOR USD 3 Month+0.950%, 03/02/25 (b)	1,169,000	1,126,659
CCB Life Insurance
4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/77 (b)	200,000	198,757
CFLD Cayman Investment
8.60%, 04/08/24	723,000	672,752
China Aoyuan Group
8.50%, 01/23/22	425,000	435,838
China Cinda Finance 2017 I MTN
3.88%, 02/08/23	1,200,000	1,263,735
China Clean Energy Development
4.00%, 11/05/25	364,000	404,604

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
China Evergrande Group
7.50%, 06/28/23	$1,254,000	$987,525
8.25%, 03/23/22	900,000	805,940
8.75%, 06/28/25	883,000	684,291
China Great Wall International Holdings III MTN
4.38%, 05/25/23	291,000	311,282
China Huadian Overseas Development Management
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782% (b)(c)	200,000	208,516
China Overseas Finance Cayman VI
5.95%, 05/08/24	200,000	229,031
China SCE Group Holdings
7.38%, 04/09/24	695,000	702,348
Chinalco Capital Holdings
4.10%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788% (b)(c)	1,223,000	1,242,052
Chongqing Nan’an Urban Construction & Development Group
4.66%, 06/04/24	471,000	488,935
Chouzhou International Investment
4.50%, 05/30/22	213,000	217,535
CIFI Holdings Group
5.50%, 01/23/22	350,000	352,800
6.55%, 03/28/24	254,000	262,400
CITIC MTN
3.88%, 02/28/27	200,000	219,276
CMHI Finance BVI
4.38%, 08/06/23	1,600,000	1,724,208
CNAC HK Finbridge
4.63%, 03/14/23	2,213,000	2,343,731
CNOOC Curtis Funding No. 1 Pty
4.50%, 10/03/23	2,300,000	2,523,258
CNOOC Finance 2014 ULC
4.25%, 04/30/24	1,461,000	1,611,389
Coastal Emerald
4.30%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.445% (b)(c)	544,000	551,072
Country Garden Holdings
5.13%, 01/17/25	200,000	209,100
6.50%, 04/08/24	1,195,000	1,292,076

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
CRCC Chengan
3.97%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.243% (b)(c)	$1,223,000	$1,248,027
ENN Energy Holdings
2.63%, 09/17/30 (a)	700,000	699,797
Fantasia Holdings Group
7.38%, 10/04/21	459,000	450,050
Fortune Star BVI
5.25%, 03/23/22	1,900,000	1,904,725
Franshion Brilliant
5.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859% (b)(c)	354,000	334,705
Greenland Global Investment
5.88%, 07/03/24	546,000	507,595
Guohui International Bvi
4.37%, 07/09/22	973,000	995,353
Hongkong International Qingdao
4.25%, 12/04/22	200,000	203,100
Huarong Finance 2017
4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773% (b)(c)	200,000	201,998
Huarong Finance 2017 MTN
1.56%, VAR ICE LIBOR USD 3 Month+1.325%, 07/03/23 (b)	200,000	194,755
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983% (b)(c)	543,000	548,414
Huarong Finance 2019 MTN
3.25%, 11/13/24	730,000	752,277
Huarong Finance II MTN
5.50%, 01/16/25	2,923,000	3,257,917
Industrial & Commercial Bank of China
4.88%, 09/21/25	2,463,000	2,764,988
Kaisa Group Holdings
8.50%, 06/30/22	1,123,000	1,101,076
11.50%, 01/30/23	2,160,000	2,198,880
KWG Group Holdings
5.88%, 11/10/24	363,000	354,107
6.00%, 09/15/22	255,000	256,394
7.88%, 09/01/23	351,000	361,705
Leader Goal International MTN
4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.919% (b)(c)	212,000	215,720
Lenovo Group MTN
4.75%, 03/29/23	1,431,000	1,468,722

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Minmetals Bounteous Finance BVI
3.38%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209% (b)(c)	$1,073,000	$1,082,389
Poly Real Estate Finance
4.75%, 09/17/23	603,000	649,259
Prosus
4.85%, 07/06/27	110,000	125,138
Ronshine China Holdings
8.75%, 10/25/22	867,000	884,746
10.50%, 03/01/22	348,000	362,090
Scenery Journey
11.50%, 10/24/22	742,000	671,510
13.75%, 11/06/23	713,000	645,265
Shimao Group Holdings
5.60%, 07/15/26	1,275,000	1,391,417
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	270,454
Sino-Ocean Land Treasure III
4.90%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.256% (b)(c)	695,000	582,063
Sinopec Group Overseas Development 2018
3.75%, 09/12/23	1,250,000	1,343,803
Sunac China Holdings
7.88%, 02/15/22	1,000,000	1,010,500
7.95%, 10/11/23	1,418,000	1,432,990
Sunny Optical Technology Group
3.75%, 01/23/23	219,000	227,571
Tencent Holdings MTN
2.99%, 01/19/23	546,000	569,472
Three Gorges Finance I Cayman Islands
1.30%, 09/22/25 (a)	3,400,000	3,368,083
Times China Holdings
6.75%, 07/16/23	688,000	702,650
7.63%, 02/21/22	348,000	354,083
Vanke Real Estate Hong Kong MTN
3.98%, 11/09/27	1,088,000	1,180,355
Weibo
3.38%, 07/08/30	1,769,000	1,797,322
Weichai International Hong Kong Energy Group
3.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.084%, 03/14/69 (b)(c)	283,000	285,971
Xiaomi Best Time International
3.38%, 04/29/30 (a)	2,200,000	2,300,144

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Yingde Gases Investment
6.25%, 01/19/23	$400,000	$412,477
Yuzhou Group Holdings
8.30%, 05/27/25	1,300,000	1,311,462
8.50%, 02/26/24	713,000	739,730

		75,555,288

Colombia — 1.8%
Banco de Bogota
6.25%, 05/12/26	417,000	452,449
Bancolombia
4.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.929%, 10/18/27 (b)	110,000	107,910
Ecopetrol
4.13%, 01/16/25	110,000	115,501
5.38%, 06/26/26	110,000	121,550
5.88%, 09/18/23	314,000	345,400
Empresas Publicas de Medellin ESP
4.38%, 02/15/31 (a)	1,000,000	1,005,010
Grupo Aval
4.75%, 09/26/22	1,910,000	1,955,362
Grupo de Inversiones Suramericana
5.50%, 04/29/26	730,000	816,695
Oleoducto Central
4.00%, 07/14/27	1,029,000	1,068,308
SURA Asset Management
4.88%, 04/17/24	358,000	388,341

		6,376,526

Congo — 0.8%
HTA Group
7.00%, 12/18/25 (a)	2,900,000	3,029,775

Costa Rica — 0.1%
Instituto Costarricense de Electricidad
6.95%, 11/10/21	213,000	213,535

Georgia — 0.1%
Georgian Railway JSC
7.75%, 07/11/22	413,000	431,193

Ghana — 0.1%
Tullow Oil
6.25%, 04/15/22	291,000	149,865
7.00%, 03/01/25	254,000	118,110

		267,975

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Guatemala — 0.2%
Central American Bottling
5.75%, 01/31/27 (a)	$350,000	$362,596
Industrial Senior Trust
5.50%, 11/01/22	209,000	215,061

		577,657

Hong Kong — 0.1%
China Cinda Finance 2015 I MTN
4.25%, 04/23/25	110,000	121,727
HKT Capital No. 4
3.00%, 07/14/26	200,000	212,502
Melco Resorts Finance
4.88%, 06/06/25	110,000	112,355

		446,584

India — 4.2%
ABJA Investment Pte
5.95%, 07/31/24	1,074,000	1,103,535
Adani Ports & Special Economic Zone
3.38%, 07/24/24	364,000	370,370
4.38%, 07/03/29	435,000	436,579
Azure Power Energy
5.50%, 11/03/22	213,000	217,158
Bank of Baroda MTN
3.50%, 04/04/22	200,000	203,432
Bharti Airtel
4.38%, 06/10/25	110,000	115,981
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	820,000	884,145
BPRL International Singapore Pte MTN
4.38%, 01/18/27	728,000	761,739
Delhi International Airport
6.13%, 10/31/26	740,000	743,034
Greenko Dutch BV
5.25%, 07/24/24	500,000	507,360
Greenko Solar Mauritius
5.55%, 01/29/25	450,000	455,208
ICICI Bank MTN
4.00%, 03/18/26	765,000	807,049
Indian Railway Finance MTN
3.25%, 02/13/30 (a)	700,000	702,710
JSW Steel
5.95%, 04/18/24	554,000	565,357
Muthoot Finance MTN
4.40%, 09/02/23 (a)	360,000	349,178
NTPC MTN
4.25%, 02/26/26	364,000	386,513

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
India (continued)
Oil India
5.38%, 04/17/24	$218,000	$237,688
Power Finance MTN
3.95%, 04/23/30	1,686,000	1,627,133
REC
3.50%, 12/12/24	715,000	727,706
ReNew Power Synthetic
6.67%, 03/12/24	364,000	375,830
Shriram Transport Finance MTN
5.10%, 07/16/23	289,000	268,029
5.95%, 10/24/22	213,000	200,532
State Bank of India
4.38%, 01/24/24	110,000	117,384
Vedanta Holdings Mauritius II
13.00%, 08/21/23 (a)	1,000,000	1,029,835
Vedanta Resources
6.13%, 08/09/24	2,602,000	1,833,229

		15,026,714

Indonesia — 3.4%
ABM Investama
7.13%, 08/01/22	1,063,000	659,028
Adaro Indonesia
4.25%, 10/31/24	1,500,000	1,458,750
Alam Synergy Pte
6.63%, 04/24/22	1,718,000	971,506
Bank Mandiri Persero MTN
3.75%, 04/11/24	362,000	379,767
Bukit Makmur Mandiri Utama
7.75%, 02/13/22	1,276,000	1,059,709
Indika Energy Capital III Pte
5.88%, 11/09/24	1,283,000	1,145,719
Indo Energy Finance II BV
6.38%, 01/24/23	121,410	118,065
Indonesia Asahan Aluminium Persero
4.75%, 05/15/25 (a)	1,700,000	1,870,000
Medco Oak Tree Pte
7.38%, 05/14/26	291,000	278,269
Modernland Overseas Pte
6.95%, 04/13/24	344,000	134,158
Pertamina Persero
4.88%, 05/03/22	2,200,000	2,323,117
Pertamina Persero MTN
4.30%, 05/20/23	1,204,000	1,289,317
Perusahaan Gas Negara
5.13%, 05/16/24	483,000	527,123

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Indonesia (continued)
Saka Energi Indonesia
4.45%, 05/05/24	$213,000	$191,700

		12,406,228

Ireland — 0.2%
C&W Senior Financing DAC
6.88%, 09/15/27	688,000	714,660

Israel — 0.8%
Israel Electric
5.00%, 11/12/24 (a)	913,000	1,027,125
Leviathan Bond
6.13%, 06/30/25 (a)	1,030,000	1,062,187
6.75%, 06/30/30 (a)	687,000	711,045

		2,800,357

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC
5.50%, 12/21/22	805,887	803,751
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22	212,000	52,979
Tengizchevroil Finance International
2.63%, 08/15/25 (a)	900,000	903,600

		1,760,330

Kuwait — 1.5%
Equate Petrochemical BV
3.00%, 03/03/22	1,676,000	1,693,786
Kuwait Projects SPC
5.00%, 03/15/23	717,000	736,303
Kuwait Projects SPC MTN
4.50%, 02/23/27	1,218,000	1,192,544
MEGlobal Canada ULC MTN
5.00%, 05/18/25 (a)	1,800,000	1,939,885

		5,562,518

Macau — 0.5%
Sands China
4.60%, 08/08/23	110,000	117,272
Wynn Macau
5.50%, 01/15/26 (a)	500,000	492,750
5.63%, 08/26/28 (a)	1,400,000	1,358,000

		1,968,022

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Malaysia — 0.1%
Malayan Banking
3.91%, VAR USD Swap Semi 30/360 5 Yr Curr+2.542%, 10/29/26 (b)	$364,000	$371,240

Mexico — 4.1%
Alfa
5.25%, 03/25/24	354,000	373,505
Alpek
4.50%, 11/20/22	217,000	223,738
Axtel
6.38%, 11/14/24	200,000	208,000
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	826,000	864,409
4.38%, 04/11/27	300,000	315,000
Banco Nacional de Comercio Exterior SNC
3.80%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/26 (b)	425,000	423,942
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22	110,000	115,775
5.38%, 04/17/25 (a)	350,000	389,550
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.995%, 10/01/28 (b)	1,215,000	1,281,217
BBVA Bancomer
6.75%, 09/30/22	2,738,000	2,951,564
Cemex
5.20%, 09/17/30 (a)	700,000	703,430
5.70%, 01/11/25	200,000	204,193
7.38%, 06/05/27 (a)	700,000	756,357
Fresnillo
5.50%, 11/13/23	500,000	558,585
Grupo Bimbo
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.280% (b)(c)	708,000	741,453
Infraestructura Energetica Nova
4.75%, 01/15/51 (a)	700,000	656,075
Nemak
4.75%, 01/23/25	251,000	252,255
Orbia Advance
4.88%, 09/19/22	1,300,000	1,378,676
Petroleos Mexicanos
3.50%, 01/30/23	1,184,000	1,165,684
4.88%, 01/24/22	75,000	75,750
6.50%, 03/13/27	1,074,000	1,006,370

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Mexico (continued)
Sigma Alimentos
4.13%, 05/02/26	$110,000	$117,095

		14,762,623

Mongolia — 0.3%
Development Bank of Mongolia
7.25%, 10/23/23	1,076,000	1,124,502

Morocco — 0.4%
OCP
4.50%, 10/22/25	1,269,000	1,338,450

Netherlands — 1.6%
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	2,556,000	2,444,175
3.15%, 10/01/26	2,146,000	1,893,223
Vivo Energy Investments BV
5.13%, 09/24/27 (a)	1,400,000	1,412,813

		5,750,211

Nigeria — 0.2%
United Bank for Africa
7.75%, 06/08/22	550,000	548,570

Oman — 0.6%
Bank Muscat SAOG MTN
4.88%, 03/14/23	354,000	357,027
OmGrid Funding
5.20%, 05/16/27	1,246,000	1,137,286
Oztel Holdings SPC
5.63%, 10/24/23	785,000	783,862

		2,278,175

Panama — 0.5%
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (a)	700,000	718,375
Banco General
4.13%, 08/07/27	110,000	121,276
Banistmo
3.65%, 09/19/22	700,000	708,750
Global Bank
4.50%, 10/20/21	110,000	112,475

		1,660,876

Peru — 0.8%
Banco BBVA Peru
5.00%, 08/26/22	110,000	117,320
Banco de Credito del Peru
4.25%, 04/01/23	1,110,000	1,184,925

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Peru (continued)
Camposol
6.00%, 02/03/27 (a)	$400,000	$410,500
Credicorp
2.75%, 06/17/25 (a)	1,000,000	1,014,500
Southern Copper
3.88%, 04/23/25	110,000	121,498
Volcan Cia Minera SAA
5.38%, 02/02/22	213,000	212,736

		3,061,479

Qatar — 2.1%
ABQ Finance MTN
3.13%, 09/24/24	212,000	219,950
AKCB Finance
4.75%, 10/09/23	1,061,000	1,150,147
CBQ Finance MTN
5.00%, 05/24/23	660,000	714,121
Ezdan Sukuk
4.88%, 04/05/22	1,082,000	940,258
MAR Sukuk
3.03%, 11/13/24	289,000	300,800
Ooredoo International Finance MTN
3.25%, 02/21/23	2,800,000	2,924,880
QNB Finance MTN
3.50%, 03/28/24	1,217,000	1,292,717

		7,542,873

Russia — 2.4%
Credit Bank of Moscow Via CBOM Finance
7.12%, 06/25/24	213,000	234,568
7.50%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27 (b)	364,000	347,292
Evraz
5.38%, 03/20/23	1,100,000	1,175,350
MMC Norilsk Nickel Via MMC Finance DAC
4.10%, 04/11/23	700,000	729,289
6.63%, 10/14/22	800,000	868,723
Novatek OAO Via Novatek Finance DAC
4.42%, 12/13/22	700,000	735,830
Sberbank of Russia Via SB Capital
5.13%, 10/29/22	2,230,000	2,338,664
SCF Capital DAC
5.38%, 06/16/23	700,000	752,150
Vnesheconombank Via VEB Finance
5.94%, 11/21/23	700,000	773,150
6.03%, 07/05/22	700,000	745,467

		8,700,483

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Saudi Arabia — 0.9%
Almarai Sukuk
4.31%, 03/05/24	$213,000	$227,736
Dar Al-Arkan Sukuk
6.75%, 02/15/25	672,000	623,280
6.88%, 03/21/23	724,000	705,900
Dar Al-Arkan Sukuk MTN
6.88%, 04/10/22	250,000	249,000
SABIC Capital II BV
4.00%, 10/10/23	700,000	752,500
Samba Funding
2.75%, 10/02/24	435,000	448,398
Saudi Electricity Global Sukuk 3
4.00%, 04/08/24	342,000	368,049

		3,374,863

Singapore — 1.2%
BOC Aviation MTN
1.36%, VAR ICE LIBOR USD 3 Month+1.125%, 09/26/23 (b)	110,000	107,433
3.25%, 04/29/25 (a)	2,800,000	2,924,712
Marble II Pte
5.30%, 06/20/22	500,000	502,496
Oversea-Chinese Banking
1.83%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.580%, 09/10/30 (a),(b)	700,000	698,315
United Overseas Bank MTN
3.50%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/26 (b)	200,000	203,740

		4,436,696

South Africa — 1.6%
Anglo American Capital
4.75%, 04/10/27	363,000	417,080
Eskom Holdings SOC MTN
6.35%, 08/10/28	928,000	931,480
Fields Orogen Holdings BVI
5.13%, 05/15/24	213,000	231,633
FirstRand Bank
6.25%, VAR USD Swap Semi 30/360 5 Yr Curr+3.561%, 04/23/28 (b)	428,000	440,498
Liquid Telecommunications Financing
8.50%, 07/13/22	212,000	214,226
Mauritius Investments
4.76%, 11/11/24	250,000	255,437
5.37%, 02/13/22	500,000	510,360
Sasol Financing International
4.50%, 11/14/22	365,000	353,237

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
South Africa (continued)
Sasol Financing USA
5.88%, 03/27/24	$642,000	$617,925
6.50%, 09/27/28	290,000	273,992
Transnet SOC
4.00%, 07/26/22	1,400,000	1,385,174

		5,631,042

South Korea — 2.4%
Hanwha Life Insurance
4.70%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000% (b)(c)	354,000	363,741
Heungkuk Life Insurance
4.48%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.472% (b)(c)	928,000	927,973
Kia Motors
3.00%, 04/25/23	321,000	335,652
Kookmin Bank
1.75%, 05/04/25 (a)	1,800,000	1,857,692
Kookmin Bank MTN
4.35%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.639% (b)(c)	726,000	757,669
Korea East-West Power
1.75%, 05/06/25 (a)	1,100,000	1,136,610
Kyobo Life Insurance
3.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.091% (b)(c)	212,000	216,155
POSCO
2.75%, 07/15/24	361,000	377,880
SK Hynix
3.00%, 09/17/24	500,000	526,242
SK Innovation
4.13%, 07/13/23	200,000	212,697
Woori Bank MTN
4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.664%, 04/04/69 (b)(c)	723,000	737,544
4.75%, 04/30/24	474,000	523,407
5.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.347% (b)(c)	708,000	735,482

		8,708,744

Supranational — 0.7%
Africa Finance MTN
4.38%, 04/17/26	687,000	738,841

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Supranational (continued)
Central American Bank for Economic Integration
2.00%, 05/06/25 (a)	$1,800,000	$1,860,408

		2,599,249

Switzerland — 0.1%
Syngenta Finance
5.18%, 04/24/28	363,000	399,737

Tanzania — 0.0%
AngloGold Ashanti Holdings
5.13%, 08/01/22	100,000	105,180

Thailand — 0.6%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	119,583
5.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.729% (a)(b)(c)	1,700,000	1,701,727
PTT Global Chemical
4.25%, 09/19/22	110,000	115,265
Siam Commercial Bank MTN
2.75%, 05/16/23	200,000	207,310

		2,143,885

Tunisia — 0.3%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25	1,391,000	1,248,299

Turkey — 2.8%
Akbank T.A.S.
6.80%, 02/06/26 (a)	1,388,000	1,343,723
Arcelik
5.00%, 04/03/23	250,000	249,501
Coca-Cola Icecek
4.22%, 09/19/24	200,000	203,089
KOC Holding
5.25%, 03/15/23	1,765,000	1,754,516
Petkim Petrokimya Holding
5.88%, 01/26/23	709,000	703,623
QNB Finansbank
6.88%, 09/07/24	361,000	365,225
QNB Finansbank MTN
4.88%, 05/19/22	348,000	344,466
TC Ziraat Bankasi MTN
5.13%, 05/03/22	348,000	337,660

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Turkey (continued)
Turk Telekomunikasyon
4.88%, 06/19/24	$213,000	$206,352
6.88%, 02/28/25	730,000	744,600
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	417,000	414,915
Turkiye Is Bankasi
6.00%, 10/24/22	716,000	687,646
Turkiye Is Bankasi MTN
6.13%, 04/25/24	1,356,000	1,283,047
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/24	354,000	356,018
Turkiye Vakiflar Bankasi TAO MTN
5.63%, 05/30/22	417,000	406,784
5.75%, 01/30/23	354,000	338,903
Yapi ve Kredi Bankasi MTN
5.75%, 02/24/22	219,000	216,810

		9,956,878

Ukraine — 1.5%
Kernel Holding
8.75%, 01/31/22	916,000	946,686
Metinvest BV
7.65%, 10/01/27 (a)	1,500,000	1,455,435
7.75%, 04/23/23	404,000	411,070
8.50%, 04/23/26	1,074,000	1,077,652
MHP Lux
6.95%, 04/03/26	363,000	363,907
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/24	652,000	650,696
VF Ukraine PAT via VFU Funding
6.20%, 02/11/25	363,000	362,093

		5,267,539

United Arab Emirates — 4.8%
Abu Dhabi National Energy PJSC
3.63%, 01/12/23	2,350,000	2,478,132
Abu Dhabi National Energy PJSC MTN
3.88%, 05/06/24	722,000	782,648
ADCB Finance Cayman MTN
4.00%, 03/29/23	2,000,000	2,118,144
BOS Funding MTN
4.23%, 03/07/22	852,000	866,992
DAE Funding
5.00%, 08/01/24	922,000	929,007
DIB Sukuk
3.63%, 02/06/23	2,100,000	2,183,160
DIFC Sukuk
4.33%, 11/12/24	545,000	564,756

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
United Arab Emirates (continued)
DP World Crescent
3.91%, 05/31/23	$361,000	$379,086
EMG SUKUK
4.56%, 06/18/24	446,000	463,112
Emirates NBD Bank PJSC
3.25%, 11/14/22	1,900,000	1,971,721
Fab Sukuk
3.63%, 03/05/23	1,218,000	1,285,599
MAF Global Securities
4.75%, 05/07/24	716,000	762,655
5.50%, VAR USD Swap Semi 30/360 5 Yr Curr+3.476% (b)(c)	902,000	889,011
Mashreqbank PSC MTN
4.25%, 02/26/24	990,000	1,054,553
Rakfunding Cayman MTN
4.13%, 04/09/24	400,000	424,000

		17,152,576

United States — 1.0%
Flex
4.75%, 06/15/25	110,000	123,733
Hyundai Capital America
4.13%, 06/08/23 (a)	1,588,000	1,709,725
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,834,544

		3,668,002

Zambia — 0.3%
First Quantum Minerals
6.88%, 03/01/26	363,000	349,841
7.25%, 04/01/23	566,000	565,293

		915,134

Total Global Bonds (Cost $263,554,675)		267,813,601

SOVEREIGN DEBT — 12.9%
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29	1	—
Provincia de Buenos Aires
9.13%, 03/16/24	500,000	197,500

		197,500

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Armenia — 0.1%
Armenia Republic Government International Bond
7.15%, 03/26/25	$213,000	$231,062

Bahrain — 0.1%
Bahrain Government International Bond
7.00%, 01/26/26	356,000	394,968

Belarus — 0.2%
Belarus Republic Government International Bond
7.63%, 06/29/27	435,000	423,573
Republic of Belarus Ministry of Finance
5.88%, 02/24/26 (a)	350,000	323,904

		747,477

Bolivia — 0.1%
Bolivian Government International Bond
4.50%, 03/20/28	363,000	311,276

Brazil — 0.7%
Brazilian Government International Bond
2.88%, 06/06/25	2,510,000	2,531,360

Costa Rica — 0.4%
Costa Rica Government International Bond
4.25%, 01/26/23	896,000	864,640
4.38%, 04/30/25	687,000	642,689

		1,507,329

Dominican Republic — 0.8%
Dominican Republic Government International Bond
5.50%, 01/27/25	1,187,000	1,262,683
6.88%, 01/29/26	1,327,000	1,476,301

		2,738,984

Egypt — 1.3%
Egypt Government International Bond
5.75%, 05/29/24 (a)	1,450,000	1,482,051
7.63%, 05/29/32 (a)	1,800,000	1,757,250
Egypt Government International Bond MTN
6.13%, 01/31/22	356,000	364,615
6.20%, 03/01/24	1,088,000	1,128,304

		4,732,220

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
El Salvador — 0.7%
El Salvador Government International Bond
5.88%, 01/30/25	$1,010,000	$880,720
6.38%, 01/18/27	363,000	311,636
7.75%, 01/24/23	1,545,000	1,491,079

		2,683,435

Honduras — 0.1%
Honduras Government International Bond
6.25%, 01/19/27	182,000	199,108
7.50%, 03/15/24	213,000	231,638

		430,746

India — 0.5%
Export-Import Bank of India MTN
4.00%, 01/14/23	1,650,000	1,732,399

Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/25	250,000	282,063

Jordan — 0.5%
Jordan Government International Bond
4.95%, 07/07/25 (a)	700,000	697,198
5.85%, 07/07/30	1,027,000	994,927

		1,692,125

Lebanon — 0.0%
Lebanon Government International Bond MTN
6.40%, (d)	422,000	66,845

Mongolia — 0.4%
Mongolia Government International Bond MTN
5.13%, 12/05/22	1,400,000	1,427,967

Oman — 0.5%
Oman Government International Bond
3.88%, 03/08/22	582,000	575,805
5.63%, 01/17/28	895,000	822,086
Oman Sovereign Sukuk
4.40%, 06/01/24	356,000	353,462

		1,751,353

Pakistan — 0.6%
Pakistan Government International Bond
8.25%, 04/15/24	673,000	712,664
Third Pakistan International Sukuk
5.63%, 12/05/22	1,400,000	1,396,500

		2,109,164

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.38%, 10/04/28	$727,000	$727,727

Paraguay — 0.2%
Paraguay Government International Bond
4.63%, 01/25/23	600,000	634,506

Qatar — 0.5%
Qatar Government International Bond
3.40%, 04/16/25 (a)	1,800,000	1,972,764

Romania — 0.5%
Romanian Government International Bond MTN
6.75%, 02/07/22	1,580,000	1,700,791

Saudi Arabia — 0.9%
Saudi Government International Bond MTN
2.90%, 10/22/25 (a)	1,000,000	1,068,004
3.25%, 10/26/26	1,846,000	2,007,451
3.25%, 10/22/30 (a)	200,000	217,196

		3,292,651

South Africa — 0.2%
South Africa Government International Bond
4.85%, 09/27/27	688,000	678,065

Sri Lanka — 0.6%
Sri Lanka Government International Bond
5.75%, 04/18/23	1,163,000	854,805
5.88%, 07/25/22	1,727,000	1,372,965

		2,227,770

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	213,000	215,876

Turkey — 2.1%
Turkey Government International Bond
3.25%, 03/23/23	364,000	344,872
4.88%, 10/09/26	544,000	497,357
5.75%, 03/22/24	4,571,000	4,485,522
6.25%, 09/26/22	716,000	721,490
7.38%, 02/05/25	856,000	884,043
Turkiye Ihracat Kredi Bankasi
4.25%, 09/18/22	727,000	690,650

		7,623,934

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond MTN
0.75%, 09/02/23 (a)	$700,000	$699,125
Sharjah Sukuk Program MTN
3.85%, 04/03/26	990,000	1,075,013

		1,774,138

Total Sovereign Debt (Cost $46,600,070)		46,416,495

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bills
0.08%, 12/10/2020 (e)	10,000,000	9,998,153
U.S. Treasury Notes
1.13%, 2/28/2022	6,000,000	6,084,375

Total U.S. Treasury Obligations (Cost $16,052,016)		16,082,528

COMMON STOCK — 4.1%
	Shares
Argentina — 0.2%
MercadoLibre *	741	802,118

Brazil — 0.2%
Pagseguro Digital, Class A *	19,170	722,901

China — 0.8%
21Vianet Group ADR *	29,663	686,995
Alibaba Group Holding ADR *	6,597	1,939,386

		2,626,381

Germany — 0.2%
Delivery Hero *	6,852	788,264

Hong Kong — 0.6%
Meituan Dianping, Class B *	24,800	773,755
Wuxi Biologics Cayman *	31,500	766,563
Yihai International Holding	47,000	733,195

		2,273,513

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
Netherlands — 0.2%
Adyen *	413	$761,443

Taiwan — 0.4%
Sea ADR *	8,352	1,286,542

United States — 1.7%
Communication Services — 0.7%
Roku, Class A *	3,807	718,762
Spotify Technology *	3,050	739,838
Zillow Group, Class C *	9,887	1,004,420

		2,463,020

Consumer Discretionary — 0.2%
Chegg *	11,174	798,271

Consumer Staples — 0.2%
Walmart	6,318	883,951

Information Technology — 0.4%
Advanced Micro Devices *	8,585	703,884
Square, Class A *	4,270	694,089

		1,397,973

		6,230,210

Total Common Stock (Cost $12,310,409)		14,804,377

EXCHANGE-TRADED FUNDS — 1.3%
United States — 1.3%
iShares JP Morgan EM Corporate Bond ETF	60,000	3,102,600
VanEck Vectors Emerging Markets High Yield Bond ETF	75,000	1,705,500

Total Exchange-Traded Funds (Cost $4,813,316)		4,808,100

Total Investments - 97.2% (Cost $343,330,486)		349,925,101

	Contracts
Purchased Option (f) — 0.0% (Cost $50,654)	10,000,000	15,070

Other Assets & Liabilities, Net - 6.3%		10,070,876

Net Assets - 100.0%		$360,011,047

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

PURCHASED OPTION — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option

EUROPEAN CURRENCY UNION — 0.0%

EUR/USD Currency*	10,000,000	$50,654	$1	10/17/20	$15,070

^ Represents amortized cost.

The open futures contracts held by the Fund at September 30, 2020, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Bovespa Index	(167)	Oct-2020	$(3,148,083)	$(2,813,566)	$239,112
MSCI Emerging Markets	(66)	Dec-2020	(3,678,517)	(3,592,050)	86,467
Russell 2000 Index E-MINI	(41)	Dec-2020	(3,096,430)	(3,084,020)	12,410
S&P 500 Index E-MINI	(18)	Dec-2020	(2,998,893)	(3,016,800)	(17,907)
U.S. 10-Year Treasury Notes	40	Dec-2020	5,564,473	5,581,250	16,777

			$(7,357,451)	$(6,925,186)	$336,859

A list of the outstanding forward foreign currency contracts held by the Fund at September 30, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	10/14/20	USD	144,717	EUR	122,000	$(1,635)
JPMorgan Chase Bank	10/14/20	EUR	1,485,000	USD	1,763,928	22,315
Goldman Sachs	11/27/20	USD	1,400,000	HKD	10,855,828	453
Goldman Sachs	11/27/20	HKD	40,549,600	USD	5,200,000	(31,088)
JPMorgan Chase Bank	12/18/20	USD	1,433,300	KRW	1,717,953,380	40,264
JPMorgan Chase Bank	12/18/20	KRW	2,594,190,000	USD	2,150,000	(75,151)

						$(44,842)

The open centrally cleared swap agreements held by the Fund at September 30, 2020, are as follows:

Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Depreciation

CDX.EM.34	Buy	1.00%	Quarterly	12/20/2025	21,380,000	$1,361,399	$1,382,488	$(21,089)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
JIBA3M INDEX	10.18%	Quarterly	06/10/2030	ZAR	36,000,000	$30,267	$–	$30,267
JIBA3M INDEX	9.95%	Quarterly	08/25/2030	ZAR	48,000,000	3,880	–	3,880

						$34,147	$–	$34,147

The open OTC swap agreements held by the Fund at September 30, 2020 are as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase	2.2%	CLP-TNA 6M	Semi-Annually	09/03/2030	CLP	1,500,000,000	$(9,074)	$–	$(9,074)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	Brasil Bolsa Balcao	1MLIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	04/28/2024	USD	(125,363)	$64,963	$–	$64,963
Bank of America	Brasil Bolsa Balcao	1MLIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	05/12/2024	USD	(138,937)	91,599	–	91,599
Bank of America	Brasil Bolsa Balcao	1MLIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	05/20/2024	USD	(147,894)	62,090	–	62,090
Goldman Sachs	Cake US	1MLIBOR	CAKE US EQUITY	Annually	09/29/2022	USD	333,146	(10,356)	–	(10,356)
Goldman Sachs	Denn US	1MLIBOR	DENN US EQUITY	Annually	09/29/2022	USD	328,221	11,511	–	11,511
Bank of America	DJ STOXX 600**	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	08/12/2022	EUR	3,372,070	34,734	–	34,734
Bank of America	DJ STOXX 600**	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	09/18/2022	EUR	311,691	2,635	–	2,635
JPMorgan Chase	Kakao Corp	1MLIBOR	KAKAO CORP	Annually	03/25/2022	KRW	(412,379)	328,572	–	328,572
Bank of America	Magazine Luiza	1MLIBOR	MAGAZINE LUIZA SA	Annually	04/28/2024	USD	(77,881)	74,566	–	74,566
Bank of America	Magazine Luiza	1MLIBOR	MAGAZINE LUIZA SA	Annually	05/12/2024	USD	(150,446)	111,105	–	111,105
Bank of America	Magazine Luiza	1MLIBOR	MAGAZINE LUIZA SA	Annually	05/20/2024	USD	(159,263)	100,794	–	100,794
Bank of America	RAIA Drogasil SA	1MLIBOR	RAIA DROGASIL SA	Annually	08/13/2024	USD	(646,381)	20,782	–	20,782
Bank of America	TT Equity	1MLIBOR	2454 TT EQUITY	Annually	06/08/2022	USD	(531,187)	147,402	–	147,402
JPMorgan Chase	TT Equity	1MLIBOR	6415 TT EQUITY	Annually	06/19/2022	USD	(725,998)	(31,555)	–	(31,555)

								$1,008,842	$–	$1,008,842

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

** The following table represents the individual common stock exposure comprising the Bank of American Equity Basket Swaps at September 30, 2020:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
SX8PR Index
29	Alten SA	$16,371	$166	$166	0.44%
450	Amadeus IT Group SA	149,140	1,513	1,513	4.05%
261	ams AG	35,123	356	356	0.95%
47	ASM International NV	40,086	407	407	1.09%
261	ASML Holding NV	570,847	5,791	5,791	15.50%
97	Atos SE	46,626	473	473	1.27%
969	Auto Trader Group PLC	41,800	424	424	1.13%
668	Avast PLC	26,981	274	274	0.73%
64	AVEVA Group PLC	23,596	239	239	0.64%
73	BE Semiconductor Industries NV	18,505	188	188	0.50%
27	Bechtle AG	32,825	333	333	0.89%
39	CANCOM SE	11,826	120	120	0.32%
169	Capgemini SE	129,369	1,312	1,312	3.51%
141	Dassault Systemes SE	156,639	1,589	1,589	4.25%
72	Dialog Semiconductor PLC	18,623	189	189	0.51%
283	Hexagon AB	127,187	1,290	1,290	3.45%
1,306	Infineon Technologies AG	219,073	2,222	2,222	5.95%
59	Ingenico Group SA	54,726	555	555	1.48%
119	Just Eat Takeaway.com NV	78,949	801	801	2.14%
173	Logitech International SA	79,919	811	811	2.17%
537	Moneysupermarket.com Group PLC	10,987	111	111	0.30%
55	Nemetschek SE	23,994	243	243	0.65%
45	Netcompany Group A/S	22,091	224	224	0.60%
445	Prosus NV	243,442	2,470	2,470	6.61%
886	Rightmove PLC	42,569	432	432	1.16%
1,121	Sage Group PLC/The	61,899	628	628	1.68%
1,094	SAP SE	1,010,556	10,251	10,251	27.43%
101	Scout24 AG	52,524	533	533	1.43%
41	SimCorp A/S	31,617	321	321	0.86%
42	Sinch AB	20,467	208	208	0.56%
96	Softwareone Holding AG	15,859	161	161	0.43%
23	SOITEC	19,725	200	200	0.53%
16	Sopra Steria Group	15,029	152	152	0.41%
661	STMicroelectronics NV	120,617	1,224	1,224	3.28%
122	TeamViewer AG	35,747	363	363	0.97%
66	Temenos AG	53,084	538	538	1.44%
112	United Internet AG	25,343	257	257	0.69%

		$3,683,761	$37,369	$37,369	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $53,388,958 or 14.8% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Perpetual security with no stated maturity date.
(d)	The issuer is, or is in danger of being, in default of its payment obligation.
(e)	Rate shown represents the effective yield to maturity at date of purchase.
(f)	Refer to the table below for details on options contracts.

ADR — American Depositary Receipt

CLP — Chilean Peso

DAC — Designated Activity Company

EM — Emerging Markets

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — European Interbank Offered Rate

HKD — Hong Kong Dollar

ICE — Intercontinental Exchange

JSC — Joint Stock Company

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

OTC — Over the Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

ULC — Unlimited Liability Corporation

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following table summarizes the inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$267,813,601	$–	$267,813,601
Sovereign Debt	–	46,416,495	–	46,416,495
U.S. Treasury Obligations	–	16,082,528	–	16,082,528
Common Stock	14,804,377	–	–	14,804,377
Exchange-Traded Funds	4,808,100	–	–	4,808,100

Total Investments in Securities	$19,612,477	$330,312,624	$–	$349,925,101

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2020 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$15,070	$–	$–	$15,070
Futures Contracts*
Unrealized Appreciation	354,766	–	–	354,766
Unrealized Depreciation	(17,907)	–	–	(17,907)
Forwards Contracts*
Unrealized Appreciation	–	63,032	–	63,032
Unrealized Depreciation	–	(107,874)	–	(107,874)
Centrally Cleared Swaps
Credit Default Swap*
Unrealized Depreciation	–	(21,089)	–	(21,089)
Interest Rate Swaps*
Unrealized Appreciation	–	34,147	–	34,147
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	–	(9,074)	–	(9,074)
Total Return Swaps*
Unrealized Appreciation	–	1,050,753	–	1,050,753
Unrealized Depreciation	–	(41,911)	–	(41,911)

Total Other Financial Instruments	$351,929	$967,984	$–	$1,319,913

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

API-QH-002-0300

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 81.4%
	Shares	Value
China — 4.7%
Alibaba Group Holding ADR *	5,217	$1,533,693
Chindata Group Holdings ADR	14,361	193,874

		1,727,567

Hong Kong — 4.4%
Alibaba Group Holding *	27,200	967,261
Melco Resorts & Entertainment ADR	38,413	639,576

		1,606,837

Japan — 3.5%
Sony	16,900	1,287,070

Switzerland — 1.0%
ams	17,017	386,696

United Kingdom — 2.7%
Everarc Holdings *	76,048	988,624

United States — 65.1%
Communication Services — 21.6%
Activision Blizzard	14,144	1,144,957
Altice USA, Class A *	44,367	1,153,542
Charter Communications, Class A *	1,965	1,226,828
Comcast, Class A	14,699	679,976
Gogo *	35,713	329,988
Take-Two Interactive Software *	6,280	1,037,581
T-Mobile US *	20,789	2,377,430

		7,950,302

Consumer Discretionary — 5.6%
Amazon.com *	161	506,946
Farfetch, Class A *	28,989	729,363
Tiffany	7,146	827,864

		2,064,173

Financial — 1.7%
Aon, Class A	3,075	634,372

Industrial — 8.4%
AECOM *	17,234	721,071
Owens Corning	13,125	903,131
XPO Logistics *	17,215	1,457,422

		3,081,624

Industrials — 3.2%
WillScot Mobile Mini Holdings, Class A *	71,165	1,187,032

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
Information Technology — 15.4%
Crowdstrike Holdings, Class A *	2,257	$309,931
Fidelity National Information Services	8,445	1,243,188
First Solar *	5,140	340,268
Fiserv *	9,661	995,566
Micron Technology *	12,285	576,904
Nuance Communications *	32,182	1,068,121
Palo Alto Networks *	1,721	421,215
QUALCOMM	4,939	581,221
Snowflake, Class A *	470	117,970

		5,654,384

Materials — 5.9%
Barrick Gold	27,641	776,989
Constellium, Class A *	112,969	886,807
Freeport-McMoRan	31,235	488,515

		2,152,311

Utilities — 3.3%
Vistra	63,451	1,196,686

		23,920,884

Total Common Stock (Cost $25,701,661)		29,917,678

U.S. TREASURY OBLIGATION — 7.1%
	Face Amount
U.S. Treasury Bills
0.10%, 12/10/2020 (a)	$2,600,000	2,599,520

Total U.S. Treasury Obligation (Cost $2,599,510)		2,599,520

EXCHANGE-TRADED FUND — 4.2%
	Shares
United States — 4.2%
Financial Select Sector SPDR Fund	65,205	1,569,484

Total Exchange-Traded Fund (Cost $1,509,935)		1,569,484

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

WARRANTS — 0.0%
	Number of Warrants	Value

United Kingdom — 0.0%
Everarc Holdings, Expires 12/01/2022*	76,161	$762

Total Warrants (Cost $764)		762

Total Investments - 92.7% (Cost $29,811,870)		34,087,444

	Contracts

Purchased Options (b) — 0.4%
Total Purchased Options (Cost $431,574)	120	159,531

Written Options (b) — (0.1)%
Total Written Options (Premiums $(163,712))	(58)	(40,955)

Other Assets & Liabilities, Net - 7.0%		2,561,431

Net Assets - 100.0%		$36,767,451

The open option contracts held by the Fund at September 30, 2020, are as follows:

PURCHASED OPTIONS — 0.4%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option

UNITED STATES — 0.1%
Alibaba Group Holding*	62	$81,048	$300	10/17/20	$41,230

Put Options

UNITED STATES — 0.3%
NASDAQ 100 Index*	4	109,384	10,800	10/17/20	19,840
Russell 2000 Index*	15	50,126	1,420	10/17/20	20,790
S&P 500 Index*	8	45,604	3,170	10/17/20	13,920
S&P 500 Index*	20	108,860	3,180	10/17/20	33,160
S&P 500 Index*	11	36,553	3,270	10/17/20	30,591

					118,301

Total Purchased Options					$159,531

3

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

WRITTEN OPTIONS — (0.1)%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Put Options

UNITED STATES — (0.1)%
NASDAQ 100 Index*	(4)	$(51,260)	$10,250	10/17/20	$(6,000)
Russell 2000 Index*	(15)	(23,434)	1,350	10/17/20	(6,705)
S&P 500 Index*	(8)	(18,881)	3,010	10/17/20	(3,720)
S&P 500 Index*	(20)	(59,940)	3,070	10/17/20	(14,300)
S&P 500 Index*	(11)	(10,197)	3,100	10/17/20	(10,230)

Total Written Options					$(40,955)

^ Represents amortized cost.

The open futures contracts held by the Fund at September 30, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Nikkei 225 Index	6	Dec-2020	$702,175	$699,150	$(3,025)

The open forward currency contracts held by the Fund at September 30, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	12/16/20	USD	684,132	CAD	900,000	$(7,974)
Goldman Sachs	12/16/20	HKD	1,380,000	USD	178,023	14
JPMorgan Chase Bank	12/16/20	USD	256,140	JPY	27,000,000	157
JPMorgan Chase Bank	12/16/20	CHF	324,000	USD	350,991	(1,642)
JPMorgan Chase Bank	12/16/20	USD	467,785	EUR	400,000	2,053
JPMorgan Chase Bank	12/16/20	USD	416,977	EUR	354,820	(208)
JPMorgan Chase Bank	12/16/20	CAD	900,000	USD	686,722	10,564
JPMorgan Chase Bank	12/16/20	HKD	5,998,037	USD	773,421	(278)
JPMorgan Chase Bank	12/16/20	JPY	3,800,000	USD	36,307	235
JPMorgan Chase Bank	12/16/20	JPY	14,877,900	USD	140,983	(245)
Morgan Stanley	12/16/20	USD	258,884	JPY	27,196,000	(727)
Morgan Stanley	12/16/20	USD	305,511	EUR	258,390	(2,008)
Morgan Stanley	12/16/20	EUR	613,210	USD	727,128	6,855
Morgan Stanley	12/16/20	JPY	36,262,000	USD	345,186	970
Morgan Stanley	12/16/20	JPY	140,359,970	USD	1,325,001	(7,363)

						$403

4

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

The open OTC swap contracts held by the Fund at September 30, 2020, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/01/2024	EUR	(13,499)	$(8,523)	$–	$(8,523)
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/01/2024	EUR	(356,323)	(197,669)	–	(197,669)
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	01/06/2022	EUR	(21,836)	(13,787)	–	(13,787)
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	06/08/2022	EUR	(70,919)	(16,417)	–	(16,417)
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	03/04/2022	EUR	(110,224)	(58,276)	–	(58,276)
Goldman Sachs	Albemarle Corp	12653101	1M USD-LIBOR- BBA	Annually	05/07/2022	USD	74,131	(41,311)	–	(41,311)
Goldman Sachs	Albemarle Corp	12653101	1M USD-LIBOR- BBA	Annually	04/16/2022	USD	72,332	(39,652)	–	(39,652)
Goldman Sachs	Albemarle Corp	EUR-EURIBOR-Telerate	1M USD-LIBOR- BBA	Annually	02/25/2022	USD	31,248	(228)	–	(228)
Goldman Sachs	Albemarle Corp	12653101	1M USD-LIBOR- BBA	Annually	06/12/2022	USD	305,770	(40,999)	–	(40,999)
Goldman Sachs	Albemarle Corp	12653101	1M USD-LIBOR- BBA	Annually	07/08/2022	USD	49,325	(6,977)	–	(6,977)
Bank of America	CSX Corp	126408103	1M LIBOR	Annually	04/16/2022	USD	72,582	(21,186)	–	(21,186)
Bank of America	CSX Corp	126408103	1M LIBOR	Annually	04/13/2022	USD	41,930	(9,669)	–	(9,669)
Bank of America	CSX Corp	126408103	1M LIBOR	Annually	07/22/2022	USD	83,292	(6,949)	–	(6,949)
Bank of America	CSX Corp	126408103	1M LIBOR	Annually	08/03/2022	USD	23,244	(3,054)	–	(3,054)
Bank of America	CSX Corp	833034101	1M LIBOR	Annually	03/16/2022	USD	70,869	(25,275)	–	(25,275)
Bank of America	CSX Corp	126408103	1M LIBOR	Annually	07/31/2022	USD	136,014	(14,566)	–	(14,566)
Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	09/18/2022	EUR	(77,775)	7,536	–	7,536
Goldman Sachs	Delivery Hero	12653101	BZCNB42	Annually	07/10/2024	EUR	(589,559)	(6,766)	–	(6,766)
Bank of America	Enersys	5497168	1M LIBOR	Annually	07/23/2022	USD	331,328	(1,322)	–	(1,322)
JPMorgan Chase	Evolution Gaming Group	ILS_LIBOR_ON_ACT/ 365_BBA	BJXSCH4	Annually	07/22/2022	SEK	(3,807,061)	(36,622)	–	(36,622)
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/01/2022	GBP	(50,314)	11,427	–	11,427
Goldman Sachs	Flutter Entertainment	EUR-EURIBOR-Telerate	BWXC0Z1	Annually	06/01/2022	GBP	(645,300)	179,024	–	179,024
Bank of America	International Paper	460146103	1M LIBOR	Annually	06/17/2022	USD	41,541	(5,551)	–	(5,551)
Bank of America	International Paper	460146103	1M LIBOR	Annually	06/12/2022	USD	39,843	(6,696)	–	(6,696)
Bank of America	International Paper	460146103	1M LIBOR	Annually	06/12/2022	USD	45,564	(7,340)	–	(7,340)
Bank of America	International Paper	460146103	1M LIBOR	Annually	06/11/2022	USD	64,024	(6,515)	–	(6,515)
Bank of America	International Paper	460146103	1M LIBOR	Annually	08/12/2022	USD	34,538	(2,432)	–	(2,432)
Bank of America	International Paper	460146103	1M LIBOR	Annually	07/31/2022	USD	66,788	(8,694)	–	(8,694)
Bank of America	International Paper	460146103	1M LIBOR	Annually	05/28/2022	USD	30,269	(4,408)	–	(4,408)
Bank of America	International Paper	460146103	1M LIBOR	Annually	05/21/2022	USD	75,872	(17,403)	–	(17,403)

5

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	International Paper	460146103	1M LIBOR	Annually	06/25/2022	USD	47,865	$(9,903)	$–	$(9,903)
Bank of America	International Paper	460146103	1M LIBOR	Annually	08/03/2022	USD	76,946	(13,482)	–	(13,482)
Bank of America	International Paper	460146103	1M LIBOR	Annually	04/13/2022	USD	69,437	(11,976)	–	(11,976)
Bank of America	International Paper	126408103	1M LIBOR	Annually	03/16/2022	USD	34,978	(8,793)	–	(8,793)
Bank of America	International Paper	460146103	1M LIBOR	Annually	05/04/2022	USD	44,178	(9,636)	–	(9,636)
Bank of America	International Paper	460146103	1M LIBOR	Annually	04/13/2022	USD	27,467	(5,470)	–	(5,470)
Bank of America	International Paper	460146103	1M LIBOR	Annually	04/15/2022	USD	69,979	(15,506)	–	(15,506)
Morgan Stanley	JD.com Inc	3M USD LIBOR - 17.5BPS	47215P106	Annually	06/18/2021	USD	(661,952)	169,190	–	169,190
Goldman Sachs	Livent Corp	53814L108	1M USD-LIBOR- BBA	Annually	05/05/2022	USD	24,646	(18,384)	–	(18,384)
Goldman Sachs	Livent Corp	53814L108	1M USD-LIBOR- BBA	Annually	09/24/2022	USD	35,957	(6,180)	–	(6,180)
Goldman Sachs	Livent Corp	1M GBP-LIBOR-BBA	1M USD-LIBOR- BBA	Annually	02/26/2022	USD	41,833	2,764	–	2,764
JPMorgan Chase	Max Stock	29275Y102	BMC5RW7	Annually	09/16/2022	ILS	(1,076,900)	(1,429)	–	(1,429)
Bank of America	Monro	460146103	1M LIBOR	Annually	07/31/2022	USD	244,643	76,233	–	76,233
Bank of America	Monro	610236101	1M LIBOR	Annually	08/03/2022	USD	67,681	18,020	–	18,020
Bank of America	Monro	610236101	1M LIBOR	Annually	08/07/2022	USD	83,275	21,269	–	21,269
Morgan Stanley	MSCI ACWI Index TRS**	EUR-EURIBOR-Telerate	M1CXADB	Annually	10/05/2021	USD	(2,637,284)	199,858	–	199,858
Goldman Sachs	Ormat Tech Inc	686688102	1M USD-LIBOR- BBA	Annually	06/08/2022	USD	115,051	19,634	–	19,634
Goldman Sachs	Ormat Tech Inc	53814L108	1M USD-LIBOR- BBA	Annually	05/12/2022	USD	20,363	3,395	–	3,395
Goldman Sachs	Ormat Tech Inc	686688102	1M USD-LIBOR- BBA	Annually	06/12/2022	USD	48,561	6,954	–	6,954
Goldman Sachs	Ormat Tech Inc	686688102	1M USD-LIBOR- BBA	Annually	07/08/2022	USD	49,556	2,371	–	2,371
Goldman Sachs	Ormat Tech Inc	686688102	1M USD-LIBOR- BBA	Annually	06/25/2022	USD	79,789	6,164	–	6,164
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	04/13/2022	USD	28,161	(6,341)	–	(6,341)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	04/16/2022	USD	43,520	(13,403)	–	(13,403)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	07/30/2022	USD	85,689	(7,913)	–	(7,913)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	04/30/2022	USD	29,561	(3,417)	–	(3,417)
Bank of America	Packaging Corp of America	610236101	1M LIBOR	Annually	03/18/2022	USD	61,543	(15,457)	–	(15,457)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	06/25/2022	USD	48,500	(5,594)	–	(5,594)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	05/27/2022	USD	30,595	(4,234)	–	(4,234)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	03/19/2022	USD	62,202	(15,074)	–	(15,074)

6

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	04/20/2022	USD	43,564	$(9,768)	$–	$(9,768)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	04/06/2022	USD	40,614	(14,459)	–	(14,459)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	04/21/2022	USD	58,888	(15,450)	–	(15,450)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	04/13/2022	USD	27,750	(5,991)	–	(5,991)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	04/13/2022	USD	28,268	(6,234)	–	(6,234)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	08/03/2022	USD	84,989	(13,402)	–	(13,402)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	03/19/2022	USD	61,440	(11,047)	–	(11,047)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	04/02/2022	USD	68,399	(19,871)	–	(19,871)
Bank of America	Porsche Automobile	695156109	7101069	Annually	05/29/2022	EUR	(17,896)	20	–	20
Bank of America	Porsche Automobile	1M EURIBOR	7101069	Annually	06/03/2022	EUR	(246,309)	(1,466)	–	(1,466)
Morgan Stanley	Quaker Chemical Corp	747316107	FEDEF-1D	Annually	10/05/2021	USD	386,942	(49,110)	–	(49,110)
Goldman Sachs	Safran SA	EUR-EURIBOR-Telerate	B058TZ6	Annually	10/01/2024	EUR	(64,108)	(29,673)	–	(29,673)
Goldman Sachs	Safran SA	EUR-EURIBOR-Telerate	B058TZ6	Annually	05/28/2022	EUR	(55,586)	(3,442)	–	(3,442)
Goldman Sachs	Safran SA	EUR-EURIBOR-Telerate	B058TZ6	Annually	01/06/2022	EUR	(56,080)	(25,837)	–	(25,837)
Goldman Sachs	Safran SA	EUR-EURIBOR-Telerate	B058TZ6	Annually	01/06/2022	EUR	(44,534)	(20,517)	–	(20,517)
Goldman Sachs	Safran SA	EUR-EURIBOR-Telerate	B058TZ6	Annually	12/26/2021	EUR	(27,452)	(13,012)	–	(13,012)
Goldman Sachs	Safran SA	686688102	B058TZ6	Annually	10/01/2024	EUR	(140,644)	(68,047)	–	(68,047)
Goldman Sachs	Safran SA	EUR-EURIBOR-Telerate	B058TZ6	Annually	10/01/2024	EUR	(34,426)	(16,003)	–	(16,003)
Morgan Stanley	Snap-On Inc	747316107	FEDEF-1D	Annually	10/05/2021	USD	527,976	(28,195)	–	(28,195)
Bank of America	Volkswageon AG	1M EURIBOR	1M EURIBOR	Annually	05/29/2022	EUR	29,791	(95)	–	(95)
Bank of America	Volkswageon AG	5497168	1M EURIBOR	Annually	06/03/2022	EUR	248,892	6,352	–	6,352

								$(401,887)	$–	$(401,887)

7

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

**The following tables represent the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2020:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
M1CXADB Index
0.0073	ASTRAZENECA PLC	$(162,774)	$10,593	$10,593	5.30%
0.0280	GLAXOSMITHKLINE PLC	(106,849)	314	314	0.16%
0.0128	BRITISH AMERICAN TOBACCO PLC	(93,463)	260	260	0.13%
0.0130	DIAGEO PLC	(90,845)	230	230	0.12%
0.1135	HSBC HOLDINGS PLC	(90,063)	216	216	0.11%
0.0065	UNILEVER PLC	(81,857)	199	199	0.10%
0.0040	RECKITT BENCKISER GROUP PLC	(78,774)	181	181	0.09%
0.0063	RIO TINTO PLC	(76,616)	162	162	0.08%
0.1129	BP PLC	(66,922)	149	149	0.07%
0.0228	ROYAL DUTCH SHELL PLC-A SHS	(57,983)	145	145	0.07%
0.0118	BHP GROUP PLC	(51,232)	119	119	0.06%
0.0206	ROYAL DUTCH SHELL PLC-B SHS	(51,109)	112	112	0.06%
0.0108	RELX PLC	(48,894)	110	110	0.06%
0.0196	NATIONAL GRID PLC	(45,807)	90	90	0.05%
0.0145	PRUDENTIAL PLC	(42,436)	90	90	0.05%
0.0018	LONDON STOCK EXCHANGE GROUP	(41,179)	88	88	0.04%
0.1492	VODAFONE GROUP PLC	(40,322)	87	87	0.04%
0.0051	EXPERIAN PLC	(38,901)	81	81	0.04%
0.0068	ANGLO AMERICAN PLC	(33,752)	79	79	0.04%
0.0099	COMPASS GROUP PLC	(30,584)	79	79	0.04%
0.0546	TESCO PLC	(30,525)	79	79	0.04%
0.3942	LLOYDS BANKING GROUP PLC	(27,350)	69	69	0.03%
0.0013	FERGUSON PLC	(25,749)	69	69	0.03%
0.0966	BARCLAYS PLC	(24,822)	66	66	0.03%
0.0557	GLENCORE PLC	(23,593)	66	66	0.03%
0.0966	APPLE INC	(23,161)	66	66	0.03%
0.0179	BAE SYSTEMS PLC	(22,731)	61	61	0.03%
0.0049	SMITH & NEPHEW PLC	(19,457)	58	58	0.03%
0.0053	IMPERIAL BRANDS PLC	(18,983)	57	57	0.03%
0.0025	ASHTEAD GROUP PLC	(18,453)	57	57	0.03%
0.0058	SSE PLC	(18,416)	54	54	0.03%
0.0025	OCADO GROUP PLC	(18,394)	49	49	0.02%
0.0401	MICROSOFT CORPORATION	(17,479)	49	49	0.02%
0.0332	LEGAL & GENERAL GROUP PLC	(16,481)	47	47	0.02%
0.0219	AVIVA PLC	(16,459)	46	46	0.02%
0.0066	SEGRO PLC	(16,286)	43	43	0.02%
0.0024	AMAZON.COM INC	(15,399)	42	42	0.02%
0.0009	INTERTEK GROUP PLC	(14,994)	41	41	0.02%
0.0103	RENTOKIL INITIAL PLC	(14,567)	40	40	0.02%
0.0054	3I GROUP PLC	(14,224)	40	40	0.02%
0.0149	STANDARD CHARTERED PLC	(14,012)	39	39	0.02%
0.0021	HALMA PLC	(13,058)	39	39	0.02%
0.0495	BT GROUP PLC	(12,834)	39	39	0.02%
0.0019	BUNZL PLC	(12,384)	38	38	0.02%
0.0004	SPIRAX-SARCO ENGINEERING PLC	(11,967)	37	37	0.02%
0.0007	CRODA INTERNATIONAL PLC	(11,815)	37	37	0.02%
0.0027	MONDI PLC	(11,676)	37	37	0.02%
0.0007	NEXT PLC	(11,603)	36	36	0.02%
0.0018	PERSIMMON PLC	(11,568)	36	36	0.02%
0.0061	SAGE GROUP PLC/THE	(11,532)	36	36	0.02%
38.1981	OTHER	(786,950)	185,001	185,001	92.57%

		$(2,637,284)	$199,858	$199,858	100.00%

* Non-income producing security.
(a) Rate shown represents the effective yield to maturity at date of purchase.
(b) Refer to the table below for details on options contracts.

ACWI — All Country World Index
ADR — American Depositary Receipt
BBA — British Banker’s Association
CAD — Canadian Dollar

8

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

CHF — Swiss Franc
EUR — Euro
EURIBOR — European Interbank Offered Rate
FEDEF — Federal Funds Rate
HKD — Hong Kong Dollar
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
NASDAQ — National Association of Securities Dealers Automated Quotations
OTC — Over the counter
PLC — Public Limited Company
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
USD — United States Dollar

The following table summarizes the inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$29,917,678	$–	$–	$29,917,678
U.S. Treasury Obligation	–	2,599,520	–	2,599,520
Exchange-Traded Fund	1,569,484	–	–	1,569,484
Warrants	–	762	–	762

Total Investments in Securities	$30,487,162	$2,600,282	$–	$34,087,444

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$159,531	$–	$–	$159,531
Written Options	(40,955)	–	–	(40,955)
Futures Contracts*
Unrealized Depreciation	(3,025)	–	–	(3,025)
Forward Currency Contracts*
Unrealized Appreciation	–	20,848	–	20,848
Unrealized Depreciation	–	(20,445)	–	(20,445)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	730,211	–	730,211
Unrealized Depreciation	–	(1,132,098)	–	(1,132,098)

Total Other Financial Instruments	$115,551	$(401,484)	$–	$(285,933)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

API-QH-001-0400

9

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 77.7%
	Shares	Value
Canada — 1.9%
Descartes Systems Group *	92,606	$5,275,179

Israel — 5.9%
Kornit Digital *	249,211	16,166,318

United Kingdom — 4.5%
Clarivate *	403,433	12,502,389

United States — 65.4%
Communication Services — 2.1%
New York Times, Class A	138,317	5,918,584

Consumer Discretionary — 28.6%
Boot Barn Holdings *	299,840	8,437,498
Etsy *	121,607	14,791,060
Lindblad Expeditions Holdings *	371,436	3,160,920
Malibu Boats, Class A *	214,740	10,642,514
OneSpaWorld Holdings	717,340	4,662,710
Revolve Group, Class A *	480,073	7,887,599
RH *	32,668	12,499,430
Vail Resorts	38,536	8,245,548
YETI Holdings *	179,711	8,144,503

		78,471,782

Consumer Staples — 2.9%
Vital Farms *	193,981	7,862,050

Health Care — 4.7%
Envista Holdings *	355,729	8,779,392
PetIQ, Class A *	123,041	4,050,510

		12,829,902

Industrials — 3.9%
AZEK, Class A *	311,947	10,858,875

Information Technology — 14.3%
Everbridge *	134,662	16,931,053
Pluralsight, Class A *	424,153	7,265,741
Sprout Social, Class A *	252,342	9,715,167
Verra Mobility, Class A *	561,623	5,425,278

		39,337,239

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK (continued)
Materials — 8.9%
Ashland Global Holdings	178,005	$12,624,115
Ingevity *	236,628	11,698,888

		24,323,003

		179,601,435

Total Common Stock (Cost $163,730,778)		213,545,321

U.S. TREASURY OBLIGATION — 23.7%
	Face Amount
U.S. Treasury Bills
0.09%, 12/10/2020 (a)	$65,000,000	64,987,993

Total U.S. Treasury Obligation (Cost $64,988,280)		64,987,993

Total Investments - 101.4%		278,533,314

(Cost $228,719,058)
Other Assets & Liabilities, Net - (1.4)%		(3,843,367)

Net Assets - 100.0%		$274,689,947

The open futures contracts held by the Fund at September 30, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation

Russell 2000 Index E-MINI	700	Dec-2020	$52,194,947	$52,654,000	$459,053

The open forwards contracts held by the Fund at September 30, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation

Goldman Sachs	12/16/20	USD	661,973	CAD	887,273	$4,623
Morgan Stanley	12/16/20	CAD	8,013,201	USD	6,076,591	56,377

						$61,000

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

The open OTC swap contracts held by the Fund at September 30, 2020, are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Morgan Stanley	Becton Roof Supply Inc	1M US LIBOR	073685109	Annually	04/02/2022	USD	2,338,079	$ (1,931,982)	$ –	$ (1,931,982)
Morgan Stanley	Harley Davidson Inc	1M US LIBOR	412822108	Annually	04/06/2022	USD	1,614,717	(440,843)	–	(440,843)
Bank of America	iRobot Corp	IROBOT CORP	1MLIBOR	Annually	07/23/2022	USD	1,295,785	68,773	–	68,773
Bank of America	iRobot Corp	IROBOT CORP	1MLIBOR	Annually	07/29/2022	USD	227,772	(9,062)	–	(9,062)
Bank of America	iRobot Corp	IROBOT CORP	1MLIBOR	Annually	07/30/2022	USD	413,991	(20,504)	–	(20,504)
Bank of America	iRobot Corp	IROBOT CORP	1MLIBOR	Annually	07/31/2022	USD	397,487	(17,084)	–	(17,084)
Bank of America	iRobot Corp	IROBOT CORP	1MLIBOR	Annually	08/10/2022	USD	547,488	(256)	–	(256)
Bank of America	iRobot Corp	IROBOT CORP	1MLIBOR	Annually	09/04/2022	USD	562,595	(6,570)	–	(6,570)
Bank of America	MLAPSCFS Index**	1M US LIBOR	MLAPSCFS INDEX	Annually	06/05/2022	USD	(7,072,411)	(864,986)	–	(864,986)
Bank of America	MLAPSCFS Index**	1M US LIBOR	MLAPSCFS INDEX	Annually	06/14/2022	USD	(7,299,356)	(559,093)	–	(559,093)

								$ (3,781,607)	$ –	$ (3,781,607)

3

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

**The following table represents the individual common stock exposure comprising the Bank of America Equity Basket Swaps at September 30, 2020:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MLAPSCHC Index
10,744	Rexford Industrial Realty Inc	$(198,086)	$(19,628)	$(19,628)	1.38%
12,269	First Industrial Realty Trust Inc	(196,741)	(19,495)	(19,495)	1.37%
3,687	EastGroup Properties Inc	(192,121)	(19,037)	(19,037)	1.34%
8,574	Redfin Corp	(172,483)	(17,091)	(17,091)	1.20%
13,079	STAG Industrial Inc	(160,670)	(15,921)	(15,921)	1.12%
12,982	Healthcare Realty Trust Inc	(157,543)	(15,611)	(15,611)	1.10%
2,015	Kinsale Capital Group Inc	(154,398)	(15,299)	(15,299)	1.07%
12,915	First Financial Bankshares Inc	(145,230)	(14,391)	(14,391)	1.01%
9,539	Essent Group Ltd	(142,241)	(14,095)	(14,095)	0.99%
6,435	Terreno Realty Corp	(141,976)	(14,068)	(14,068)	0.99%
5,500	QTS Realty Trust Inc	(139,651)	(13,838)	(13,838)	0.97%
6,975	South State Corp	(135,314)	(13,408)	(13,408)	0.94%
6,582	Stifel Financial Corp	(134,081)	(13,286)	(13,286)	0.93%
3,953	RLI Corp	(133,355)	(13,214)	(13,214)	0.93%
18,450	Physicians Realty Trust	(133,136)	(13,192)	(13,192)	0.92%
5,678	Selective Insurance Group Inc	(117,793)	(11,672)	(11,672)	0.82%
19,987	Radian Group Inc	(117,652)	(11,658)	(11,658)	0.82%
7,058	Ares Management Corp	(114,942)	(11,390)	(11,390)	0.80%
6,748	PotlatchDeltic Corp	(114,461)	(11,342)	(11,342)	0.79%
8,671	Glacier Bancorp Inc	(111,969)	(11,095)	(11,095)	0.78%
5,058	Community Bank System Inc	(110,983)	(10,997)	(10,997)	0.77%
12,372	Blackstone Mortgage Trust Inc	(109,514)	(10,852)	(10,852)	0.76%
12,346	United Bankshares Inc/WV	(106,797)	(10,582)	(10,582)	0.74%
38,598	Valley National Bancorp	(106,526)	(10,556)	(10,556)	0.74%
6,176	Hannon Armstrong Sustainable Infrastructure	(105,182)	(10,422)	(10,422)	0.73%
18,881	Sabra Health Care REIT Inc	(104,866)	(10,391)	(10,391)	0.73%
4,037	Agree Realty Corp	(103,512)	(10,257)	(10,257)	0.72%
4,188	National Health Investors Inc	(101,697)	(10,077)	(10,077)	0.71%
15,321	CNO Financial Group Inc	(99,013)	(9,811)	(9,811)	0.69%
23,408	Lexington Realty Trust	(98,556)	(9,766)	(9,766)	0.69%
6,559	Cannae Holdings Inc	(98,465)	(9,757)	(9,757)	0.68%
4,096	Houlihan Lokey Inc	(97,450)	(9,656)	(9,656)	0.68%
4,735	Green Dot Corp	(96,551)	(9,567)	(9,567)	0.67%
1,925	PS Business Parks Inc	(94,925)	(9,406)	(9,406)	0.66%
15,540	Home BancShares Inc/AR	(94,919)	(9,405)	(9,405)	0.66%
4,116	FirstCash Inc	(94,875)	(9,401)	(9,401)	0.66%
2,919	Trupanion Inc	(92,793)	(9,195)	(9,195)	0.65%
6,759	National General Holdings Corp	(91,909)	(9,107)	(9,107)	0.64%
23,853	First Horizon National Corp	(90,627)	(8,980)	(8,980)	0.63%
13,324	CVB Financial Corp	(89,275)	(8,846)	(8,846)	0.62%
4,448	UMB Financial Corp	(87,832)	(8,703)	(8,703)	0.61%
20,175	Uniti Group Inc	(85,635)	(8,485)	(8,485)	0.60%
16,825	Old National Bancorp/IN	(85,143)	(8,437)	(8,437)	0.59%
5,940	EVERTEC Inc	(83,070)	(8,231)	(8,231)	0.58%
9,398	Federated Hermes Inc	(81,447)	(8,071)	(8,071)	0.57%
9,175	American Equity Investment Life Holding	(81,289)	(8,055)	(8,055)	0.57%
5,018	Artisan Partners Asset Management Inc	(78,829)	(7,811)	(7,811)	0.55%
9,890	BancorpSouth Bank	(77,224)	(7,652)	(7,652)	0.54%
5,795	National Storage Affiliates Trust	(76,372)	(7,568)	(7,568)	0.53%
1,137	Enstar Group Ltd	(73,983)	(7,331)	(7,331)	0.51%
1,535,199	OTHER	(8,658,665)	(857,973)	(857,973)	60.25%

		$(14,371,767)	$(1,424,079)	$(1,424,079)	100.00%

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.

CAD — Canadian Dollar
LIBOR — London Interbank Offered Rate
OTC — Over the counter
USD — United States Dollar

4

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2020 (Unaudited)

The following table summarizes the inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$213,545,321	$–	$–	$213,545,321
U.S. Treasury Obligation	–	64,987,993	–	64,987,993

Total Investments in Securities	$213,545,321	$64,987,993	$–	$278,533,314

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$459,053	$–	$–	$459,053
Forwards Contracts*
Unrealized Appreciation	–	61,000	–	61,000
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	68,773	–	68,773
Unrealized Depreciation	–	(3,850,380)	–	(3,850,380)

Total Other Financial Instruments	$459,053	$(3,720,607)	$–	$(3,261,554)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

API-QH-003-0200

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